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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004.
                                               -----------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

Check Here if Amendment /X/; Amendment Number:    4
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     February 14, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total:  111,324 (x $1,000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
    ------       -----------------         ---------------------------------
    02        28-10989                     Polygon Investments Ltd.
    ------       -----------------         ---------------------------------
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FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7       COLUMN 8
----------------------------  ---------------  ---------- -------- ---------------------- -------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                            VALUE  SHARES/ PRN  SH/  PUT/  INVSTMT   OTHER  ---------------------
      NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)     AMT      PRN  CALL  DSCRETN MANAGERS   SOLE   SHARED  NONE
----------------------------  ---------------  ---------- -------- -----------  ---  ---- -------- -------- -------- ------  ----

ALTRIA GROUP INC              CALL             02209S103     11915     195000   SH   CALL  DEFINED   01:02    195000

BANK OF AMERICA CORPORATION   COM              060505104      3745      79700   SH         DEFINED   01:02     79700

BANK OF AMERICA CORPORATION   CALL             060505104      6589     140200   SH   CALL  DEFINED   01:02    140200

BANK OF AMERICA CORPORATION   PUT              060505104      3745      79700   SH   PUT   DEFINED   01:02     79700

DANIELSON HLDG CORP           COM              236274106      1690     200000   SH         DEFINED   01:02    200000

GOLD FIELDS LIMITED           ADR              38059T106      7558     605637   SH         DEFINED   01:02    605637

GUIDANT CORP                  COM              401698105     36050     550000   SH         DEFINED   01:02    550000

HALLIBURTON CO                COM              406216101      1295      33000   SH         DEFINED   01:02     33000

HUDSON HIGHLAND GROUP INC     COM              443792106      5069     176000   SH         DEFINED   01:02    176000

INTERGRAPH CORP               COM              458683109      7977     296200   SH         DEFINED   01:02    296200

SPRINT CORP                   COM
                              FON              852061100      9940     400000   SH         DEFINED   01:02    400000

SPRINT CORP                   CALL             852061100      8698     350000   SH   CALL  DEFINED   01:02    350000

TRM CORP                      COM              872636105      3092     130300   SH         DEFINED   01:02    130300

TIVO INC                      COM              888706108      3961     674800   SH         DEFINED   01:02    674800


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